Form N-1A Cover	May 19, 2026
Prospectus [Line Items]
Document Type	497
Amendment Flag	false
Registrant Name	CATHOLIC RESPONSIBLE INVESTMENTS FUNDS
Entity Central Index Key	0001872555
Entity Investment Company Type	N-1A
Document Period End Date	May 19, 2026
Prospectus Date	Mar. 01, 2026